RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of transactions between related parties
The Company also provides software services to Morgan Stanley, which holds a share over 5% on the Company. Outstanding receivable balances as of December 31, 2019 and 2018 are as follows:

	As of December 31,
	2019	2018

Mercado Libre S.R.L.	—	440
TNS	—	56
Morgan Stanley Investment Management Inc.	91	497
Total	91	993
During the year ended December 31, 2019, 2018 and 2017, the Company recognized revenues for 1,419, 5,937 and 5,590, respectively, as follows:

	For the year ended December 31,
	2019	2018	2017

Added Value	—	—	13
Grey Global Group Inc.(*)	—	472	1,238
Group M Worldwide Inc(*)	—	102	521
JWT(*)	—	204	1,043
Kantar Group(*)	—	216	791
Kantar Retail(*)	—	39	93
Ogilvy & Mather Brasil Comunication(*)	—	82	1,677
JP Morgan Chase & Co.(*)	—	1,784	—
JP Morgan Chase S.A.(*)	—	48	—
JP Morgan Services Argentina S.R.L.(*)	—	1,503	—
TNS(*)	—	8	30
Morgan Stanley Investment Management Inc.	1,257	964	—
Mercado Libre S.R.L.	162	515	143
Mirum Inc.	—	—	41
Total	1,419	5,937	5,590

(*) WPP and JP Morgan subsidiaries were no longer considered related parties as of December 31, 2019.
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2019	2018	2017

Salaries and bonuses	6,914	5,140	4,507
Total	6,914	5,140	4,507